Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Rental expenses under operating leases	¥ 28,134	¥ 20,195	¥ 15,181